Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Line Items]
Commitments and Contingencies
(12)	Commitments and Contingencies
Legal Proceedings
From time to time, the Company is involved in various lawsuits, claims, inquiries and other regulatory and compliance matters, most of which are routine to the nature of the Company’s business.
Additional lawsuits, claims, inquiries and other regulatory and compliance matters could arise in the future. The range of expenses for resolving any future matters would be assessed as they arise; until then, a range of potential expenses for such resolution cannot be determined.
Based upon current information, the Company concluded that the impact of the resolution of these matters would not be, individually or in the aggregate, material to the Company’s financial position, results of operations or cash flows.
Warranties
The Company provides warranties for EPC and O&M projects, guaranteeing the work performed against defects in equipment, materials, design, or workmanship. The length of the warranty period is generally two years. Materials and equipment used in construction are either provided by the customers or warranted against defects by suppliers. The warranty claims that the Company historically received have not been substantial.
See Note 15 –
Details of Certain Accounts
for warranty reserves recorded on the condensed consolidated balance sheets.
Tariffs
In February 2026, the U.S. Supreme Court issued a ruling invalidating certain tariffs previously imposed under the International Emergency Economic Powers Act (IEEPA). We are evaluating the impacts of these developments on our results of operations. We will continue to monitor recent developments on tariff policy and evaluate any changes to the applicability of tariffs to our business as they occur. As of March 31, 2026, we have not recorded any impact for potential recovery of tariff-related costs as refunds are uncertain.

SOLV Energy Holdings LLC [Member]
Commitments and Contingencies Disclosure [Line Items]
Commitments and Contingencies
(13)	Commitments and Contingencies
Legal Proceedings
From time to time, the Company is involved in various lawsuits, claims, inquiries and other regulatory and compliance matters, most of which are routine to the nature of the Company’s business. When it is probable that a loss will be incurred and where a range of the loss can be reasonably estimated, the best estimate within the range is accrued.
When the best estimate within the range cannot be determined, the low end of the range is accrued. The ultimate resolution of these claims could affect future results of operations should the Company’s exposure be materially different from its estimates or should liabilities be incurred that were not previously accrued. Potential insurance reimbursements are not offset against potential liabilities.
Because of the uncertainties associated with claims resolution and litigation, future expenses to resolve these matters could be higher than the liabilities accrued; however, the Company is unable to reasonably estimate a range of potential expenses.
If information were to become available that allowed the Company to reasonably estimate a range of potential expenses in an amount higher or lower than what was accrued, the Company would adjust its accrued liabilities accordingly. Additional lawsuits, claims, inquiries and other regulatory and compliance matters could arise in the future. The range of expenses for resolving any future matters would be assessed as they arise; until then, a range of potential expenses for such resolution cannot be determined.
Based upon current information, the Company concluded that the impact of the resolution of these matters would not be, individually or in the aggregate, material to the Company’s financial position, results of operations or cash flows.
Warranties
The Company provides warranties for EPC and O&M projects, guaranteeing the work performed against defects in equipment, materials, design, or workmanship. The length of the warranty period is generally two years. Materials and equipment used in construction are either provided by the customers or warranted against defects by suppliers. The warranty claims that the Company historically received have not been substantial. See Note 16—
Details of Certain Accounts
for warranty reserves recorded on the consolidated balance sheets.
Concentration of Risks
Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of contract receivables including retention. In the normal course of business, the Company provides credit to its customers and does not generally require collateral. The Company monitors concentrations of credit risk associated with these receivables on an ongoing basis.
The Company has not historically experienced significant credit losses, due primarily to management’s assessment of customers’ credit ratings. The Company principally deals with recurring customers whose reputations are known to management.

The Company
 performs credit checks for significant new customers and generally requires progress payments for significant projects.
The following customers each comprised 10% or more of the Company’s total accounts receivable:

	Year Ended December 31,
	2025	2024
Customer A	21%	—
Customer E	—	15%
Customer F	—	64%
Customer Concentration Risk
The following customers each comprised 10% or more of the
Company’s
total revenue from external customers for the year ended December 31:

	Year Ended December 31,
	2025	2024	2023
Customer B	14%	—	—
Customer C	13%	14%	—
Customer D	10%	—	—
Customer E	—	15%	18%
Customer G	—	12%	—
Customer H	—	12%	—
Customer I	—	—	14%
Production Risk
Several of the Company’s key raw materials, components and manufacturing equipment are either single-sourced or sourced from a limited number of suppliers. Shortages of essential components and equipment could occur due to increases in demand or interruptions of supply, which may be exacerbated by the availability of logistics services, thereby adversely affecting the Company’s ability to meet customer demand for its services.